Debt - Sberbank Facilities - Additional Information (Detail)					12 Months Ended									12 Months Ended
	Dec. 31, 2008	Apr. 30, 2011 Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member]	Nov. 30, 2009 Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Sberbank [Member] USD ($) Payments	Dec. 31, 2013 Sberbank [Member] RUB	Dec. 31, 2012 Sberbank [Member] USD ($)	Oct. 09, 2012 Sberbank [Member] USD ($) CreditFacility	Oct. 09, 2012 Sberbank [Member] RUB	Dec. 31, 2013 Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Dec. 31, 2012 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Dec. 31, 2013 Minimum [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Minimum [Member] Sberbank [Member]	Dec. 31, 2013 Minimum [Member] Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member]	Dec. 31, 2012 Minimum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Minimum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Maximum [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2013 Maximum [Member] Sberbank [Member]	Dec. 31, 2013 Maximum [Member] Long-term and Short-term Ruble, U.S. dollar, Kazakh Tenge and Euro-denominated Loans [Member] Sberbank [Member]	Dec. 31, 2012 Maximum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Maximum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Number of credit facilities								4	4			2	4
Credit facility outstanding amount					$ 692,329,000		$ 452,777,000	$ 772,258,000	24,000,000,000	$ 638,299,000	$ 759,766,000
Number of equal installments					8,000	8,000
Credit facility repayment date															December 2015					October 2017
Interest is payable at a floating rate														12.10%		6.20%	12.10%	10.50%	14.60%		14.00%	13.10%	11.50%
Debt restructuring of credit facilities amount					388,586,000	13,000,000,000
Repayments grace period					5 years	5 years
Credit facility maturity year					2015-03	2015-03
Credit facility interest rate	12.00%	8.40%	9.80%	14.60%	12.00%	12.00%
Loan provides to redeem bonds					369,700,000	12,000,000,000
Reclassified from current liabilities to long-term debt					$ 101,201,000